Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Share options , Beginning balance	908,409	1,542,576	1,492,185
Number of Share options, Granted	0	0	302,200
Number of Share options, Exercised	(135,281)	(503,712)	(25,898)
Number of Share options, Forfeited	(105,261)	(130,455)	(225,911)
Number of Share options, Ending balance	667,867	908,409	1,542,576	1,492,185
Number of Share options, Vested and expected to vest	660,247	862,372	1,199,712
Number of Share options, Exercisable to vest	657,142	823,341	1,118,812
Weighted average exercise price, Beginning balance	$ 7.52	$ 5.62	$ 5.23
Weighted average exercise price, Granted			8.37
Weighted average exercise price, Exercised	1.25	1.28	2.37
Weighted average exercise price, Forfeited	11.46	9.19	7.34
Weighted average exercise price, Ending balance	8.16	7.52	5.62	$ 5.23
Weighted average exercise price, Vested and expected to vest	4.72	4.69	4.75
Weighted average exercise price, Exercisable to vest	4.54	4.52	4.72
Weighted average grant date fair value, Granted			11.67
Weighted average grant date fair value, Vested and expected to vest	12.08	11.39	10.71
Weighted average grant date fair value, Exercisable to vest	$ 12.78	$ 12.02	$ 11.35
Weighted average remaining contractual life years	5 years 3 months 7 days	6 years 3 months 7 days	7 years 2 months 26 days	7 years 9 months 18 days
Weighted average remaining contractual life years, Vested and expected to vest	5 years 1 month 20 days	5 years 6 months 29 days	6 years 6 months 18 days
Weighted average remaining contractual life years, Exercisable to vest	5 years 7 months 20 days	5 years 6 months 29 days	6 years 10 months 13 days
Aggregate intrinsic value	$ 1,807	$ 2,724	$ 19,387	$ 18,631
Aggregate intrinsic value, Vested and expected to vest	780	2,793	16,081
Aggregate intrinsic value, Exercisable to vest	$ 800	$ 2,634	$ 15,035